Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000024572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000024573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024572
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	0.02%	1.09%
Without Sales Load [Member] | C000024571
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.70%)	0.37%
Without Sales Load [Member] | C000024573
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	(0.21%)	0.86%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	6.20%	0.64%	1.62%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	6.20%	0.64%	1.62%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	6.20%	0.64%	1.62%